UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
ValueClick, Inc. (NON)	58,937	$825,707
		825,707

Aerospace and defense (0.6%)
Alliant Techsystems, Inc. (NON)	9,144	692,749
Teledyne Technologies, Inc. (NON) (S)	26,951	1,275,052
		1,967,801

Airlines (0.6%)
Republic Airways Holdings, Inc. (NON)	299,700	1,924,074
		1,924,074

Automotive (0.4%)
BorgWarner, Inc. (NON) (S)	21,563	1,453,346
		1,453,346

Banking (7.6%)
Bancorp, Inc. (NON)	276,700	2,600,980
Bond Street Holdings, LLC 144A Class A (F)(NON)	38,819	793,849
Brookline Bancorp, Inc.	23,630	255,913
City Holding Co.	8,399	292,285
City National Corp. (S)	22,718	1,312,873
Commerce Bancshares, Inc.	6,780	278,861
Cullen/Frost Bankers, Inc.	7,174	414,514
Danvers Bancorp, Inc.	202,686	4,369,910
East West Bancorp, Inc. (S)	122,781	2,665,576
First Citizens BancShares, Inc. Class A	5,335	1,073,242
IBERIABANK Corp. (S)	14,400	816,768
International Bancshares Corp.	21,112	400,495
Kaiser Federal Financial Group, Inc.	93,196	1,112,760
NBH Holdings Corp. 144A Class A (NON)	66,250	1,109,688
OmniAmerican Bancorp, Inc. (NON)	46,500	695,175
PacWest Bancorp (S)	24,849	490,271
Popular, Inc. (Puerto Rico) (NON)	166,900	535,749
Provident New York Bancorp	216,698	2,021,792
Seacoast Banking Corp. of Florida (NON)	181,559	308,650
Signature Bank (NON)	13,400	700,016
SVB Financial Group (NON) (S)	35,277	1,850,984
Union First Market Bankshares Corp.	20,645	252,282
Webster Financial Corp.	49,290	1,127,755
Wilmington Trust Corp.	44,268	193,894
		25,674,282

Biotechnology (0.2%)
Cubist Pharmaceuticals, Inc. (NON)	36,161	793,372
		793,372

Broadcasting (0.4%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	42,500	590,325
EchoStar Corp. Class A (NON)	28,600	779,350
		1,369,675

Building materials (0.8%)
AAON, Inc.	23,064	621,114
Apogee Enterprises, Inc.	37,699	482,170
Mohawk Industries, Inc. (NON)	31,600	1,755,380
		2,858,664

Cable television (0.3%)
IAC/InterActiveCorp. (NON)	34,700	981,663
		981,663

Chemicals (4.0%)
American Vanguard Corp.	41,800	346,522
Ashland, Inc.	17,519	1,017,153
Compass Minerals International, Inc.	11,751	1,079,564
Cytec Industries, Inc.	18,988	1,035,606
Eastman Chemical Co.	12,319	1,143,942
FMC Corp.	10,303	783,646
Georgia Gulf Corp. (NON)	30,800	820,204
Innophos Holdings, Inc.	28,700	951,979
International Flavors & Fragrances, Inc.	16,762	956,272
Lubrizol Corp. (The)	8,902	956,609
Methanex Corp. (Canada)	42,900	1,169,454
Olin Corp. (S)	38,202	743,793
OM Group, Inc. (NON)	18,979	686,660
Valspar Corp. (S)	44,254	1,653,772
		13,345,176

Coal (0.7%)
James River Coal Co. (NON) (S)	16,000	359,760
Massey Energy Co.	23,600	1,483,496
Penn Virginia Corp.	29,400	510,972
		2,354,228

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON) (S)	19,159	1,355,308
Deluxe Corp.	33,446	817,755
Dun & Bradstreet Corp. (The)	12,128	1,030,274
Ennis Inc. (S)	53,622	891,734
Global Cash Access, Inc. (NON)	97,328	296,850
Sotheby's Holdings, Inc. Class A (S)	15,900	640,770
		5,032,691

Communications equipment (0.4%)
Netgear, Inc. (NON) (S)	40,700	1,410,459
		1,410,459

Computers (3.7%)
ANSYS, Inc. (NON)	31,035	1,627,786
Blackbaud, Inc.	47,893	1,259,107
Brocade Communications Systems, Inc. (NON)	194,008	1,094,205
Emulex Corp. (NON)	175,160	1,998,576
Lexmark International, Inc. Class A (NON)	33,200	1,156,688
Logitech International SA (NASDAQ) (Switzerland) (NON)
(S)	80,651	1,511,400
Logitech International SA (Virt-X Exchange)
(Switzerland) (NON) (S)	11,617	217,699
Polycom, Inc. (NON)	27,927	1,224,599
Progress Software Corp. (NON)	21,750	622,920
Quest Software, Inc. (NON)	45,200	1,167,064
Satyam Computer Services., Ltd. ADR (India) (NON) (S)	190,000	522,500
		12,402,544

Conglomerates (1.0%)
AMETEK, Inc.	58,140	2,370,949
Harsco Corp.	27,400	884,198
		3,255,147

Construction (1.0%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	54,139	1,780,632
Tutor Perini Corp.	67,854	1,540,964
		3,321,596

Consumer (0.7%)
CSS Industries, Inc.	21,777	399,826
Helen of Troy, Ltd. (Bermuda) (NON)	63,916	1,794,122
Hooker Furniture Corp.	19,534	261,951
		2,455,899

Consumer goods (1.2%)
Blyth, Inc.	10,128	340,503
Church & Dwight Co., Inc.	19,263	1,325,487
National Presto Industries, Inc. (S)	4,012	513,616
Weight Watchers International, Inc.	49,600	1,924,480
		4,104,086

Consumer services (1.0%)
Brink's Co. (The)	23,026	621,702
TrueBlue, Inc. (NON)	159,854	2,727,109
		3,348,811

Distribution (0.3%)
Fresh Del Monte Produce, Inc.	35,400	936,330
		936,330

Electric utilities (3.0%)
Allegheny Energy, Inc.	38,100	982,218
Alliant Energy Corp.	23,872	887,084
Black Hills Corp. (S)	31,100	964,411
El Paso Electric Co. (NON)	54,900	1,479,555
Integrys Energy Group, Inc.	14,400	685,296
NSTAR	24,300	1,054,134
Pepco Holdings, Inc.	51,700	960,069
Pinnacle West Capital Corp.	27,100	1,103,241
PNM Resources, Inc.	62,600	815,678
Westar Energy, Inc. (S)	45,200	1,152,600
		10,084,286

Electrical equipment (0.6%)
Hubbell, Inc. Class B	34,315	2,101,451
		2,101,451

Electronics (3.8%)

Diodes, Inc. (NON)	18,200	468,468
Fairchild Semiconductor Intl., Inc. (NON)	47,400	843,720
International Rectifier Corp. (NON) (S)	55,700	1,784,071
Intersil Corp. Class A (S)	76,307	1,153,762
Multi-Fineline Electronix, Inc. (NON)	35,300	1,020,170
National Semiconductor Corp.	42,900	650,364
Omnivision Technologies, Inc. (NON)	24,100	622,503
PMC - Sierra, Inc. (NON)	76,500	598,230
QLogic Corp. (NON)	69,642	1,240,324
RF Micro Devices, Inc. (NON) (S)	105,200	706,944
Silicon Laboratories, Inc. (NON)	28,500	1,267,680
Synopsys, Inc. (NON)	53,831	1,460,435
Zoran Corp. (NON)	90,000	854,100
		12,670,771

Energy (oil field) (2.4%)
Basic Energy Services, Inc. (NON)	54,481	994,823
Cal Dive International, Inc. (NON)	39,500	242,530
Complete Production Services, Inc. (NON)	16,700	466,598
Global Industries, Ltd. (NON)	67,900	544,219
Helix Energy Solutions Group, Inc. (NON)	71,600	887,840
Hercules Offshore, Inc. (NON) (S)	157,200	520,332
ION Geophysical Corp. (NON) (S)	59,307	564,010
Key Energy Services, Inc. (NON) (S)	81,958	1,090,861
Rowan Cos., Inc. (NON)	14,400	493,632
Superior Energy Services (NON)	23,900	839,368
TETRA Technologies, Inc. (NON)	58,000	658,300
Tidewater, Inc.	11,300	672,237
		7,974,750

Energy (other) (0.4%)
Headwaters, Inc. (NON)	228,964	1,204,351
		1,204,351

Financial (0.9%)
Broadridge Financial Solutions, Inc.	31,300	716,457
GATX Corp.	41,278	1,372,494
LPL Investment Holdings, Inc. (NON)	11,297	387,035
MGIC Investment Corp. (NON) (S)	69,301	581,435
		3,057,421

Forest products and packaging (0.9%)
Packaging Corp. of America	25,851	730,291
Sealed Air Corp.	51,714	1,380,247
Sonoco Products Co.	22,948	815,801
		2,926,339

Health-care services (5.0%)
Amedisys, Inc. (NON) (S)	32,509	1,108,232
AMERIGROUP Corp. (NON) (S)	52,572	2,753,196
AMN Healthcare Services, Inc. (NON)	167,066	968,983
Centene Corp. (NON)	28,100	778,932
Coventry Health Care, Inc. (NON)	44,800	1,342,656
Cross Country Healthcare, Inc. (NON)	87,730	631,656
Gentiva Health Services, Inc. (NON)	39,700	913,894
Health Net, Inc. (NON)	41,900	1,195,407
Healthways, Inc. (NON)	84,085	1,006,497
Kindred Healthcare, Inc. (NON)	45,700	855,047
LifePoint Hospitals, Inc. (NON) (S)	24,300	855,360
Medcath Corp. (NON)	41,957	561,804
Molina Healthcare, Inc. (NON) (S)	41,845	1,282,968
Omnicare, Inc. (S)	49,589	1,285,347
Parexel International Corp. (NON)	60,500	1,404,205
		16,944,184

Homebuilding (0.3%)
NVR, Inc. (NON)	1,369	1,047,285
		1,047,285

Household furniture and appliances (0.7%)
American Woodmark Corp.	13,851	258,321
Whirlpool Corp.	24,000	2,052,000
		2,310,321

Insurance (4.6%)
American Financial Group, Inc.	25,183	819,203
Amerisafe, Inc. (NON)	14,696	261,736
Aspen Insurance Holdings, Ltd.	23,375	702,419
CNA Surety Corp. (NON)	40,764	979,559
Delphi Financial Group Class A	36,025	1,036,800
Endurance Specialty Holdings, Ltd. (Bermuda) (S)	25,479	1,184,519
Hanover Insurance Group, Inc. (The)	28,201	1,333,907
Harleysville Group, Inc.	10,435	368,669
HCC Insurance Holdings, Inc.	30,207	914,668
RenaissanceRe Holdings, Ltd.	14,437	947,356
Safety Insurance Group, Inc.	27,945	1,329,903
SeaBright Insurance Holdings, Inc.	39,045	379,127
Selective Insurance Group	62,373	1,108,992
Stancorp Financial Group (S)	28,722	1,281,288
Universal American Financial Corp. (S)	75,300	1,520,307

Validus Holdings, Ltd.	17,448	530,419
W.R. Berkley Corp. (S)	33,189	937,589
		15,636,461

Investment banking/Brokerage (3.7%)
Calamos Asset Management, Inc. Class A	21,600	332,208
Eaton Vance Corp.	10,442	316,393
Federated Investors, Inc. (S)	73,713	1,996,148
Jefferies Group, Inc.	29,606	740,446
Legg Mason, Inc. (S)	26,300	871,319
optionsXpress Holdings, Inc.	13,300	197,638
SEI Investments Co. (S)	153,000	3,541,950
TradeStation Group, Inc. (NON)	386,000	2,690,420
Waddell & Reed Financial, Inc. Class A	54,922	1,983,783
		12,670,305

Leisure (0.5%)
Polaris Industries, Inc. (S)	22,100	1,699,932
		1,699,932

Machinery (2.9%)
AGCO Corp. (NON)	18,419	933,843
Applied Industrial Technologies, Inc.	67,606	2,140,406
Gardner Denver, Inc.	18,034	1,300,973
Kennametal, Inc. (S)	42,300	1,717,380
Manitowoc Co., Inc. (The) (S)	137,768	1,850,224
Regal-Beloit Corp.	6,496	433,543
Terex Corp. (NON)	49,200	1,595,556
		9,971,925

Manufacturing (3.2%)
Actuant Corp. Class A (S)	220,000	6,100,600
EnPro Industries, Inc. (NON)	34,585	1,435,623
LSB Industries, Inc. (NON) (S)	15,600	469,872
Oshkosh Corp. (NON)	43,900	1,664,249
Roper Industries, Inc.	15,450	1,200,311
		10,870,655

Medical technology (2.0%)
Conmed Corp. (NON) (S)	54,072	1,411,820
Hill-Rom Holdings, Inc. (S)	47,600	1,926,372
Hologic, Inc. (NON)	57,700	1,149,384
Invacare Corp. (S)	26,279	726,352
Kinetic Concepts, Inc. (NON)	13,800	636,594
SurModics, Inc. (NON) (S)	65,751	775,862
		6,626,384

Metals (2.0%)
Century Aluminum Co. (NON)	51,202	761,374
Cliffs Natural Resources, Inc.	2,800	239,288
Coeur d'Alene Mines Corp. (NON) (S)	44,200	1,033,396
Commercial Metals Co. (S)	47,600	795,872
Contango Ore, Inc. (NON)	1,330	12,635
Reliance Steel & Aluminum Co.	26,220	1,371,044
Schnitzer Steel Industries, Inc. Class A (S)	8,400	518,280
Steel Dynamics, Inc.	62,600	1,139,320
U.S. Steel Corp. (S)	14,400	830,448
		6,701,657

Natural gas utilities (0.6%)
NiSource, Inc.	55,400	1,031,548
Southwest Gas Corp.	30,862	1,149,301
		2,180,849

Office equipment and supplies (0.2%)
Steelcase, Inc.	59,649	609,613
		609,613

Oil and gas (4.6%)
Atwood Oceanics, Inc. (NON) (S)	26,600	1,075,172
Berry Petroleum Co. Class A (S)	24,605	1,148,315
Cabot Oil & Gas Corp. Class A	16,814	699,967
Clayton Williams Energy, Inc. (NON)	12,300	1,090,395
Contango Oil & Gas Co. (NON)	13,300	771,400
Oil States International, Inc. (NON)	19,800	1,341,648
Patterson-UTI Energy, Inc.	47,500	1,108,650
Petroleum Development Corp. (NON) (S)	30,945	1,408,307
Petroquest Energy, Inc. (NON)	69,500	544,880
SM Energy Co.	15,000	932,400
Stone Energy Corp. (NON) (S)	32,800	762,600
Swift Energy Co. (NON)	29,516	1,259,153
Unit Corp. (NON)	22,251	1,139,251
Vaalco Energy, Inc. (NON)	41,900	305,032
W&T Offshore, Inc. (S)	40,600	826,210
Whiting Petroleum Corp. (NON)	9,514	1,201,428
		15,614,808

Pharmaceuticals (3.3%)

Cephalon, Inc. (NON) (S)	13,800	815,304
Endo Pharmaceuticals Holdings, Inc. (NON)	45,444	1,509,650
Medicis Pharmaceutical Corp. Class A	77,843	1,979,547
Par Pharmaceutical Cos., Inc. (NON)	33,015	1,179,296
Valeant Pharmaceuticals International, Inc. (Canada)
(S)	60,048	2,193,553
Watson Pharmaceuticals, Inc. (NON) (S)	64,972	3,542,273
		11,219,623

Publishing (0.6%)
Gannett Co., Inc.	149,000	2,196,260
		2,196,260

Real estate (4.7%)
DiamondRock Hospitality Co. (NON)(R)	171,311	2,078,002
Entertainment Properties Trust (R)	9,264	426,422
Hospitality Properties Trust (R)	81,394	2,024,269
Kimco Realty Corp. (R) (S)	32,022	579,278
LaSalle Hotel Properties (R)	68,394	1,899,301
LTC Properties, Inc. (R)	33,757	922,916
Macerich Co. (The) (R) (S)	18,913	920,307
National Health Investors, Inc. (R) (S)	39,062	1,786,305
National Retail Properties, Inc. (R) (S)	29,878	742,468
Nationwide Health Properties, Inc. (R)	23,762	892,263
Omega Healthcare Investors, Inc. (R)	69,642	1,551,624
Taubman Centers, Inc. (R) (S)	38,439	2,012,282
		15,835,437

Restaurants (0.4%)
Red Robin Gourmet Burgers, Inc. (NON) (S)	52,900	1,091,856
Sonic Corp. (NON)	43,500	417,165
		1,509,021

Retail (5.1%)
Abercrombie & Fitch Co. Class A	14,970	754,638
Aeropostale, Inc. (NON)	39,003	940,752
AnnTaylor Stores Corp. (NON)	94,342	2,086,845
Books-A-Million, Inc. (S)	89,778	510,837
Brown Shoe Co., Inc.	32,777	415,285
Buckle, Inc. (The)	19,411	693,943
Cabela's, Inc. (NON) (S)	88,500	2,203,650
Cato Corp. (The) Class A	16,085	393,117
Dollar Tree, Inc. (NON)	31,101	1,573,089
Jos. A. Bank Clothiers, Inc. (NON) (S)	20,937	894,638
Kenneth Cole Productions, Inc. Class A (NON)	47,560	648,718
Nash Finch Co.	28,523	1,074,461
Saks, Inc. (NON) (S)	94,767	1,110,669
Systemax, Inc. (NON)	60,046	820,228
Timberland Co. (The) Class A (NON)	89,555	2,393,805
Wolverine World Wide, Inc.	21,083	671,494
		17,186,169

Schools (0.3%)
Career Education Corp. (NON) (S)	51,427	1,154,022
		1,154,022

Semiconductor (2.3%)
Hittite Microwave Corp. (NON)	4,765	284,852
KLA-Tencor Corp.	20,726	913,602
Lam Research Corp. (NON)	19,372	966,469
MKS Instruments, Inc. (NON) (S)	39,900	1,145,529
Novellus Systems, Inc. (NON)	33,227	1,198,498
Teradyne, Inc. (NON) (S)	64,300	1,072,524
Tessera Technologies, Inc. (NON)	66,500	1,151,780
Verigy, Ltd. (Singapore) (NON)	69,400	925,796
		7,659,050

Shipping (1.0%)
Arkansas Best Corp.	43,867	1,120,802
Con-way, Inc.	12,000	408,240
Overseas Shipholding Group (S)	9,516	316,312
Scorpio Tankers, Inc. (Monaco) (NON)	44,367	435,240
Ship Finance International, Ltd. (Norway) (S)	46,917	938,809
		3,219,403

Software (1.7%)
AsiaInfo-Linkage, Inc. (China) (NON)	36,500	783,290
Autodesk, Inc. (NON)	22,100	899,028
MicroStrategy, Inc. (NON)	16,297	1,733,349
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON) (S)	10,600	422,410
TIBCO Software, Inc. (NON)	41,198	905,532
Websense, Inc. (NON) (S)	58,414	1,119,212
		5,862,821

Staffing (0.4%)
CDI Corp.	24,070	386,564
Heidrick & Struggles International, Inc.	36,700	983,193
		1,369,757

Technology (0.7%)
Amkor Technologies, Inc. (NON) (S)	96,700	787,138
ON Semiconductor Corp. (NON) (S)	146,100	1,614,405
		2,401,543

Technology services (2.7%)
Acxiom Corp. (NON)	55,987	964,656
CSG Systems International, Inc. (NON)	48,700	947,215
DST Systems, Inc. (S)	22,900	1,089,124
FactSet Research Systems, Inc.	8,708	877,766
Fair Isaac Corp. (S)	40,201	1,020,301
Global Payments, Inc. (S)	22,654	1,070,175
IHS, Inc. Class A (NON) (S)	19,949	1,635,020
Perfect World Co., Ltd. ADR (China) (NON) (S)	38,400	891,648
Unisys Corp. (NON)	21,400	606,262
		9,102,167

Telecommunications (0.9%)
ADTRAN, Inc. (S)	27,396	1,126,797
NeuStar, Inc. Class A (NON)	74,326	1,994,167
		3,120,964

Textiles (0.7%)
Jones Group, Inc. (The)	53,700	681,453
Maidenform Brands, Inc. (NON) (S)	33,808	870,218
Perry Ellis International, Inc. (NON)	23,807	670,167
		2,221,838

Tobacco (0.2%)
Universal Corp. (S)	16,994	643,903
		643,903

Toys (0.4%)
Hasbro, Inc.	24,684	1,088,318
Jakks Pacific, Inc. (NON)	17,913	309,716
		1,398,034

Transportation services (0.3%)
HUB Group, Inc. Class A (NON)	19,119	664,959
Pacer International, Inc. (NON) (S)	46,825	292,656
		957,615

Trucks and parts (2.7%)
Autoliv, Inc. (Sweden) (S)	42,843	3,290,342
Superior Industries International, Inc.	40,683	813,660
WABCO Holdings, Inc. (NON)	85,700	5,004,877
		9,108,879

Total common stocks (cost $243,507,026)		$328,885,805

SHORT-TERM INVESTMENTS (21.5%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)	63,516,955	$63,516,955
Putnam Money Market Liquidity Fund 0.17% (e)	8,696,073	8,696,073
U.S. Treasury Bills, for an effective yield of 0.27%,
June 2, 2011 (SEG)	$279,000	278,752
U.S. Treasury Bills, for effective yields ranging from
0.19% to 0.23%, March 10, 2011 (SEG)	211,000	210,951

Total short-term investments (cost $72,702,736)		$72,702,731

TOTAL INVESTMENTS

Total investments (cost $316,209,762) (b)		$401,588,536

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	29	$2,264,610	Mar-11	$(40,475)
S&P 500 Index (Long)	1	320,600	Mar-11	7,221
S&P Mid Cap 400 Index E-Mini (Long)	22	2,030,820	Mar-11	5,549

Total				$(27,705)

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $338,116,890.

(b) The aggregate identified cost on a tax basis is $320,232,537, resulting in gross unrealized appreciation and depreciation of $96,932,600 and $15,576,601, respectively, or net unrealized appreciation of $81,355,999.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $62,422,604. The fund received cash collateral of $63,516,955 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,722 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $38,684,922 and $32,469,516, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of contracts of approximately 31 on futures contracts for the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$26,294,768	$--	$--

Capital goods	34,630,324	--	--

Communication services	4,102,627	--	--

Conglomerates	3,255,147	--	--

Consumer cyclicals	40,981,360	--	--

Consumer staples	14,140,391	--	--

Energy	27,148,137	--	--

Financial	70,970,369	1,109,688	793,849

Health care	35,583,563	--	--

Technology	51,509,355	--	--

Transportation	6,101,092	--	--

Utilities and power	12,265,135	--	--

Total common stocks	326,982,268	1,109,688	793,849

Short-term investments	8,696,073	64,006,658	--

Totals by level	$335,678,341	$65,116,346	$793,849

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(27,705)	$--	$--

Totals by level	$(27,705)	$--	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$12,770	$40,475

Total	$12,770	$40,475

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (1.3%)
BE Aerospace, Inc. (NON) (S)	101,400	$3,923,166
Embraer SA ADR (Brazil) (S)	91,600	3,022,800
		6,945,966

Automotive (1.0%)
Ford Motor Co. (NON)	313,700	5,003,515
		5,003,515

Banking (11.6%)
Bancorp, Inc. (NON)	523,161	4,917,713
Bank of America Corp.	696,100	9,557,453
Bond Street Holdings, LLC 144A Class A (F)(NON)	77,846	1,591,951
Capitol Federal Financial, Inc.	54,902	669,255
Comerica, Inc. (S)	65,800	2,513,560
Huntington Bancshares, Inc.	727,150	5,264,566
JPMorgan Chase & Co.	298,800	13,428,072
People's United Financial, Inc. (S)	207,500	2,678,825
Popular, Inc. (Puerto Rico) (NON)	488,300	1,567,443
SunTrust Banks, Inc.	252,200	7,674,446
SVB Financial Group (NON) (S)	119,900	6,291,153
Webster Financial Corp. (S)	153,000	3,500,640
		59,655,077

Biotechnology (1.3%)
Amarin Corp. PLC ADR (United Kingdom) (NON)	416,900	3,702,072
Viropharma, Inc. (NON) (S)	185,502	3,042,233
		6,744,305

Chemicals (1.2%)
Huntsman Corp.	358,500	6,241,485
		6,241,485

Coal (0.8%)
James River Coal Co. (NON) (S)	172,400	3,876,414
		3,876,414

Commercial and consumer services (0.8%)
Healthcare Services Group, Inc. (S)	246,200	3,899,808
		3,899,808

Communications equipment (1.7%)
ARRIS Group, Inc. (NON) (S)	260,400	3,249,792
Qualcomm, Inc.	57,000	3,085,410
Tellabs, Inc. (S)	435,200	2,306,560
		8,641,762

Computers (5.6%)
Hewlett-Packard Co.	357,400	16,329,606
Polycom, Inc. (NON)	118,500	5,196,225
Xerox Corp.	688,100	7,307,622
		28,833,453

Conglomerates (2.2%)
AMETEK, Inc.	133,250	5,433,935
Tyco International, Ltd.	126,800	5,684,444
		11,118,379

Construction (0.7%)
USG Corp. (NON) (S)	216,100	3,505,142
		3,505,142

Consumer finance (0.4%)
Discover Financial Services	107,300	2,209,307
		2,209,307

Consumer goods (3.4%)
ACCO Brands Corp. (NON)	291,300	2,391,573
Church & Dwight Co., Inc. (S)	122,500	8,429,225
Newell Rubbermaid, Inc.	349,044	6,719,097
		17,539,895

Consumer services (1.7%)
Avis Budget Group, Inc. (NON) (S)	405,300	5,609,352
Hertz Global Holdings, Inc. (NON) (S)	222,700	3,275,917

		8,885,269

Containers (2.4%)
Silgan Holdings, Inc.	333,600	12,453,288
		12,453,288

Electric utilities (1.4%)
DTE Energy Co.	56,600	2,618,316
Great Plains Energy, Inc.	235,100	4,626,768
		7,245,084

Electronics (0.7%)
SanDisk Corp. (NON)	73,400	3,330,158
		3,330,158

Energy (oil field) (2.7%)
Helix Energy Solutions Group, Inc. (NON)	230,000	2,852,000
National Oilwell Varco, Inc.	152,700	11,284,530
		14,136,530

Financial (0.2%)
MGIC Investment Corp. (NON) (S)	112,677	945,360
		945,360

Food (1.6%)
Mead Johnson Nutrition Co. Class A	140,600	8,150,582
		8,150,582

Forest products and packaging (0.7%)
Louisiana-Pacific Corp. (NON)	373,800	3,752,952
		3,752,952

Health-care services (8.4%)
Aetna, Inc.	182,600	6,014,844
AmerisourceBergen Corp.	134,800	4,833,928
Coventry Health Care, Inc. (NON) (S)	219,000	6,563,430
Humana, Inc. (NON) (S)	67,500	3,912,975
Lincare Holdings, Inc. (S)	370,050	10,009,853
Mednax, Inc. (NON)	91,000	6,019,650
Quest Diagnostics, Inc.	69,300	3,946,635
Sunrise Senior Living, Inc. (NON)	220,300	1,762,400
		43,063,715

Insurance (8.4%)
Aflac, Inc.	143,400	8,256,972
Assured Guaranty, Ltd. (Bermuda)	88,500	1,279,710
Employers Holdings, Inc.	103,935	1,745,069
Hanover Insurance Group, Inc. (The) (S)	149,400	7,066,620
Hartford Financial Services Group, Inc. (The)	261,734	7,270,971
HCC Insurance Holdings, Inc. (S)	176,400	5,341,392
Marsh & McLennan Cos., Inc.	144,800	4,037,024
XL Group PLC	348,900	7,996,788
		42,994,546

Investment banking/Brokerage (2.0%)
Ameriprise Financial, Inc. (S)	164,262	10,126,752
		10,126,752

Lodging/Tourism (0.8%)
Host Marriott Corp. (R) (S)	229,742	4,252,524
		4,252,524

Machinery (0.9%)
Gardner Denver, Inc.	60,700	4,378,898
		4,378,898

Manufacturing (2.2%)
Ingersoll-Rand PLC	148,900	7,028,080
Oshkosh Corp. (NON)	115,100	4,363,441
		11,391,521

Medical technology (4.5%)
Boston Scientific Corp. (NON)	895,800	6,252,684
Cooper Companies, Inc. (The)	64,200	3,681,228
Covidien PLC (Ireland)	217,042	10,302,984
Merit Medical Systems, Inc. (NON) (S)	192,944	2,849,783
		23,086,679

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	46,700	5,078,625
U.S. Steel Corp. (S)	49,000	2,825,830
		7,904,455

Natural gas utilities (0.3%)
National Fuel Gas Co.		26,000	1,776,840
			1,776,840

Oil and gas (5.7%)
Apache Corp.		9,700	1,157,792
Cabot Oil & Gas Corp. Class A		69,300	2,884,959
Petrohawk Energy Corp. (NON)		233,900	4,689,695
Pioneer Natural Resources Co. (S)		82,055	7,808,354
QEP Resources, Inc.		119,000	4,836,160
Southwestern Energy Co. (NON)		79,000	3,120,500
Swift Energy Co. (NON)		117,900	5,029,614
			29,527,074

Pharmaceuticals (3.2%)
Akorn, Inc. (NON)		350,200	1,751,000
Depomed, Inc. (NON) (S)		299,337	2,508,444
Jazz Pharmaceuticals, Inc. (NON) (S)		235,000	5,254,600
Pfizer, Inc.		374,400	6,821,568
			16,335,612

Real estate (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)		95,100	2,110,269
Chimera Investment Corp. (R)		427,837	1,796,915
			3,907,184

Restaurants (1.1%)
Domino's Pizza, Inc. (NON) (S)		360,800	5,917,120
			5,917,120

Retail (5.9%)
Bed Bath & Beyond, Inc. (NON) (S)		120,600	5,788,800
Dollar General Corp. (NON)		89,100	2,477,871
K-Swiss, Inc. Class A (NON) (S)		54,300	624,450
OfficeMax, Inc. (NON)		328,000	5,270,960
Staples, Inc. (S)		188,100	4,196,511
SUPERVALU, Inc. (S)		207,600	1,513,404
Talbots, Inc. (The) (NON) (S)		725,380	3,960,575
Urban Outfitters, Inc. (NON)		198,600	6,716,652
			30,549,223

Schools (0.7%)
Apollo Group, Inc. Class A (NON)		86,300	3,561,601
			3,561,601

Semiconductor (0.8%)
Cymer, Inc. (NON) (S)		85,628	4,160,665
			4,160,665

Shipping (0.3%)
Genco Shipping & Trading, Ltd. (NON) (S)		153,800	1,777,928
			1,777,928

Software (0.8%)
CA, Inc.		180,300	4,291,140
			4,291,140

Technology services (1.3%)
Unisys Corp. (NON)		230,200	6,521,566
			6,521,566

Telecommunications (0.4%)
Sycamore Networks, Inc.		108,800	2,269,568
			2,269,568

Textiles (1.5%)
Hanesbrands, Inc. (NON)		337,700	7,773,854
			7,773,854

Toys (0.5%)
Mattel, Inc.		99,300	2,351,424
			2,351,424

Trucks and parts (0.9%)
Autoliv, Inc. (Sweden) (S)		63,500	4,876,799
			4,876,799

Total common stocks (cost $401,954,063)			$495,910,419

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/	Contract

	strike price	amount	Value

iShares Russell 2000 Index Fund (Put)	Feb-11/$74.00	2,577,583	$1,610,216
iShares Russell 2000 Index Fund (Put)	Feb-11/76.00	358,192	347,930
iShares Russell 2000 Index Fund (Put)	Feb-11/74.00	225,078	139,686
SPDR S&P ETF 500 Trust (Put)	Feb-11/46.00	778,835	548,705

Total purchased options outstanding (cost $4,281,269)			$2,646,537

U.S. TREASURY OBLIGATIONS (0.2%)(a)
		Principal amount	Value

U.S. Treasury Notes 1 3/8s, September, 15, 2012 (i)		$800,000	$815,760

Total U.S. treasury obligations (cost $815,760)			$815,760

SHORT-TERM INVESTMENTS (21.2%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)		88,763,454	$88,763,454
Putnam Money Market Liquidity Fund 0.17% (e)		20,503,210	20,503,210

Total short-term investments (cost $109,266,664)			$109,266,664

TOTAL INVESTMENTS

Total investments (cost $516,317,756)(b)			$608,639,380

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $2,413,841) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

iShares Russell 2000 Index Fund (Put)	$2,577,583		$1,267,398
SPDR S&P 500 ETF Trust (Put)	778,835		95,104

Total			$1,362,502

Key to holding's abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $514,753,096.

(b) The aggregate identified cost on a tax basis is $533,131,528, resulting in gross unrealized appreciation and depreciation of $90,201,477 and $14,693,625, respectively, or net unrealized appreciation of $75,507,852.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $87,384,147. The fund received cash collateral of $88,763,454 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,321 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $269,215,303 and $261,188,118, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $221,653,464 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own and to enhance returns on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately 5,200,000 on purchased options contracts for the reporting period.

The fund had an average contract amount of approximately 4,200,000 on written options contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $115,069 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$21,404,034	$--	$--

	Capital goods	40,046,472	--	--

	Communication services	2,269,568	--	--

	Conglomerates	11,118,379	--	--

	Consumer cyclicals	52,316,944	--	--

	Consumer staples	45,567,871	--	--

	Energy	47,540,018	--	--

	Financial	118,246,275	--	1,591,951

	Health care	89,230,311	--	--

	Technology	55,778,744	--	--

	Transportation	1,777,928	--	--

	Utilities and power	9,021,924	--	--

Total common stocks		494,318,468	--	1,591,951

Purchased options outstanding		--	2,646,537	--

U.S. Treasury Obligations		--	815,760	--

Short-term investments		20,503,210	88,763,454	--

Totals by level		$514,821,678	$92,225,751	$1,591,951

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Written options		$--	$(1,362,502)	$--

Totals by level		$--	$(1,362,502)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$2,646,537	$1,362,502

Total	$2,646,537	$1,362,502

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011